Related party transactions - Service agreements and products - General (Details)		1 Months Ended	11 Months Ended
	Dec. 31, 2010	Dec. 31, 2023	Nov. 30, 2023	Mar. 31, 2024
Vifor Fresenius Medical Care Renal Pharma Ltd.
Related party transactions
Ownership in associate (as a percent)	45.00%
Fresenius SE
Related party transactions
Proportion of ownership interest in reporting entity (as a percent)				32.20%
Fresenius SE Companies | Minimum
Related party transactions
Term of related party agreement to receive services			1 year
Fresenius SE Companies | Maximum
Related party transactions
Term of related party agreement to receive services		2 years	5 years
Term of related party agreement to provide services		1 year